As filed with the Securities and Exchange Commission on December
19, 2001

                                                         File Nos.
                                                         33-11444
                                                         811-4986

                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                             FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.
                                -------

   Post-Effective Amendment No.   30                          (X)
                                ------

                              and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   32                                         (X)
                 ------

                FRANKLIN INVESTORS SECURITIES TRUST
                -----------------------------------
        (Exact Name of Registrant as Specified in Charter)

                    ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403
               (Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                    --------------

   MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94404
   ------------------------------------------------------------
        (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)
   [x] on December 20, 2001 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's Class A prospectus and statement of additional information dated March 1, 2001 for Franklin Adjustable U.S. Government Securities Fund and Franklin Total Return Fund, as filed with the Securities and Exchange Commission under Form Type 485BPOS on February 27, 2001 (File Nos. 33-11444 and 811-4986) are hereby incorporated by reference.



   The Adjustable Rate Securities Portfolios (the Master Fund) has executed this registration statement.




FIST2 P-2

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
        (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND AND FRANKLIN
                               TOTAL RETURN FUND)
                               DATED MARCH 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Franklin Total Return Fund offers three classes of shares: Class A, Class R and Advisor Class.

II. Footnote 1 in the "Performance" sections on pages 6 and 16 are updated with the following:

As of September 30, 2001, the year-to-date return for Class A was as follows:

  %                       FUND
--------------------------------------------------------------

2.75       Franklin Adjustable U.S. Government Securities Fund
2.00       Franklin Total Return Fund

III. The section "Fees and Expenses" on page 17 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               CLASS A  CLASS R/1
-------------------------------------------------
Maximum sales charge (load)
as a percentage of offering    4.25%    1.00%
price

  Load imposed on purchases    4.25%    None

  Maximum deferred sales       None/2   1.00%
charge (load)

Please see "Your Account" on page 21 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                               CLASS A  CLASS R/1
-------------------------------------------------
Management fees                0.43%/3  0.43%
Distribution and service
(12b-1) fees                   0.25%    0.50%
Other expenses                 0.49%    0.49%
                               ------------------
Total annual Fund operating
expenses                       1.17%/3  1.42%
                               ------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A for the fiscal year ended October 31, 2000. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 21) and purchases by certain retirement plans without an initial sales charge.
3. For the fiscal year ended October 31, 2000, the manager and administrator had agreed in advance to waive their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund. With this reduction, management fees and total annual Fund operating expenses were 0.50%. For the fiscal year ending October 31, 2001, the manager and administrator have agreed to assume as their own expenses certain expenses otherwise payable by the Fund. With this reduction management fees and total annual Fund operating expenses will be 0.68%.


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------------------------------------------------------
If you sell your shares at the
end of the period:

CLASS A                      $539/1   $781      $1,041    $1,785
CLASS R                      $245     $449      $776      $1,702

If you do not sell your shares:

CLASS R                      $145     $449      $776      $1,702

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

IV. The section "Management"on page 18 is replaced with the following:

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San
Mateo, CA 94403-1906, is the Fund's investment manager. Together,
Advisers and its affiliates manage over $251 billion in assets.

The team responsible for the Portfolio's management is:

ROGER BAYSTON CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Bayston has been a manager on the Fund since 1991. He joined
Franklin Templeton Investments in 1991.

CHRISTOPHER J. MOLUMPHY CFA, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Molumphy has been a manager of the Fund since its inception.
He joined Franklin Templeton Investments in 1988.

DAVID YUEN CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Yuen has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 2000. Previously, he was senior investment officer for Subsquehanna Partners, and manager of fixed income trading at Alex Brown, Inc.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, management fees, before any advance waiver, were 0.43% of the Fund's average daily net assets. Under an agreement by the manager to waive its fees, the Fund did not pay any management fees. The manager has ended this arrangement.

V. The following information is added to the section "Financial
Highlights" on page 9 and 19:

ADJUSTABLE U.S.              SIX MONTHS
GOVERNMENT                     ENDED
SECURITIES FUND            APRIL 30, 2001
                             (UNAUDITED)
--------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                9.30
                            ----------
  Net investment income/1         .29
  Net realized and
unrealized                        .10
  gains (losses)
                            ----------
Total from investment
operations                        .39
                            ----------
  Distributions from net
investment income               (.29)
                            ----------
Net asset value, end of          9.40
year
                            ----------

Total return (%)/2               4.23

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   220,074
Ratios to average net
assets: (%)
  Expenses/3                     .96/4
  Expenses excluding
  waiver and payments by         .96/4
  affiliate/3
  Net investment income         6.14/4
Portfolio turnover rate(%)/5     2.52

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Includes the Fund's share of the Portfolio's allocated expenses.
4. Annualized.
5. Represents the Portfolio's rate of turnover.

TOTAL RETURN FUND              SIX MONTHS
                                 ENDED
                             APRIL 30, 2001
CLASS A                       (UNAUDITED)
----------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                  9.51
                            ------------
  Net investment income/1          .336
  Net realized and unrealized
  gains                            .163

                            ------------
Total from investment
operations                         .499
                            ------------
  Distributions from
  net investment income          (.350)
  Distributions from net
  realized gains                      -
                            ------------
Total distributions              (.350)
                            ------------
Net asset value, end of            9.66
year
                            ------------

Total return (%)/2                 5.28

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                      48,189
Ratios to average net
assets: (%)
  Expenses                         .50/3
  Expenses excluding
waiver and payments by            1.05/3
affiliate
  Net investment income           6.90/3
Portfolio turnover rate(%)/3      65.27

1. Based on average shares outstanding.
2. Total return does not include sales charges.
3. Annualized.

VI. The sections under "Your Account" on page 21 entitled "Sales Charges", "Investments of $1 million or more" and "Distributions and Services (12B-1) fees" are replaced with the following:

[Insert graphic of pencil marking an "X"] CHOOSING A SHARE CLASS
                                          ----------------------

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A            CLASS R
-------------------------------------
o  Initial         o  No initial
   sales charge       sales charge
   of 4.25%
   (Total Return
   Fund), 2.25%
  (Adjustable U.S.
   Government
   Fund) or less

o  Deferred       o   Except for
   sales charge       ValuSelect
   of 1% on           plans and
   purchases of       plans for
   $1 million or      which
   more sold          Franklin
   within 12          Templeton
   months.            Investments
   Effective for      provides
   purchases on       recordkeeping,
   or after           deferred
   February 1,        sales charge
   2002, the          of 1% on
   holding period     shares you
   is extended to     sell within
   18 months.         18 months
                      (charged at
                      plan level
                      based on
                      initial
                      investment
                      for Qualified
                      plans).

o  Lower          o   Higher
   annual             annual
   expenses than      expenses than
   Class or R due     Class A due
   to lower           to higher
   distribution       distribution
   fees               fees. No
                      conversion to
                      Class A
                      shares, so
                      annual
                      expenses do
                      not decrease.

SALES CHARGES - CLASS A

                               THE SALES CHARGE
                               MAKES UP THIS %    WHICH EQUALS THIS
                               OF THE OFFERING      % OF YOUR NET
 WHEN YOU INVEST THIS AMOUNT        PRICE            INVESTMENT
---------------------------------------------------------------------
ADJUSTABLE U.S. GOVERNMENT FUND
Under $100,000                       2.25               2.30
$100,000 but under $250,000          1.75               1.78
$250,000 but under $500,000          1.25               1.26
$500,000 but under $1 million        1.00               1.01

                               THE SALES CHARGE
                               MAKES UP THIS %    WHICH EQUALS THIS
                               OF THE OFFERING      % OF YOUR NET
 WHEN YOU INVEST THIS AMOUNT        PRICE            INVESTMENT
---------------------------------------------------------------------
TOTAL RETURN FUND
Under $100,000                       4.25               4.44
$100,000 but under $250,000          3.50               3.63
$250,000 but under $500,000          2.50               2.56
$500,000 but under $1 million        2.00               2.04

INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 22), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. Effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months. The way we calculate the CDSC is the same for each class (please see page 5 of this Supplement).

DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute the Fund's shares and provide other services to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


VII. The following is added under the section "Your Account" on page 21:

SALES CHARGES - CLASS R - TOTAL RETURN FUND

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A & R

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 29 for exchange information).

VIII. The third paragraph under "Reinstatement Privilege" on page
22 is replaced with the following:

If you paid a CDSC when you sold your Class A or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply.

IX. The table under "Buying Shares - Minimum investments" on page
24 is replaced with the following:

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       $50
------------------------------------------------------------------
Automatic investment plans              $50 ($25     $50 ($25
                                        for an       for an
                                        Education    Education
                                        IRA)         IRA)
------------------------------------------------------------------
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------
Retirement accounts including           no minimum   no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
------------------------------------------------------------------
Full-time employees, officers,          $100         $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
------------------------------------------------------------------

X. The following sentence is added under "Franklin Templeton Online" on page 28:

You may also register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents.

XI. The first paragraph under "Telephone/Online Privileges" on page 28 is replaced with the following:

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans). In addition, you may elect to receive your important shareholder documents online and discontinue receiving paper copies.

 XII. The following is added to the third sentence of the second paragraph of "Telephone/Online Privileges" on page 28:

If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail.

 XIV. The third and fourth paragraphs under "Telephone/Online Privileges" on page 28 are deleted.

 XV. The seventh sentence of the fifth paragraph on page 29 "Telephone/Online Privileges" is replaced with the following:

Of course, you can decline telephone buy, sell, or exchange privileges on your account application, or choose not to register for online privileges.

 XVI. The last sentence under "Statements and Reports" on page 33 is replaced with the following:

You can also review these documents on our website if you have registered to view your account information online. If you are registered for online services, you may also enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Visit us online at franklintempleton.com for more information.

XVII. The following section is added after "Joint Accounts" on page 34:

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES. You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

XVIII.  The following paragraph is added under the section
"Exchange Privilege" beginning on page 29:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

XIX. The section "Dealer Compensation" on page 35 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

ADJUSTABLE U.S. GOVERNMENT          CLASS A
FUND
---------------------------------------------------
COMMISSION (%)                   ---
Investment under $100,000        2.00
$100,000 but under $250,000      1.50
$250,000 but under $500,000      1.00
$500,000 but under $1 million    0.85
$1 million or more               up to 0.75/1
12B-1 FEE TO DEALER              0.25/1

TOTAL RETURN FUND    CLASS A        CLASS R
------------------------------------------
COMMISSION (%)       ---            1.00/2
Investment under     4.00
$100,000
$100,000 but under   3.25
$250,000
$250,000 but under   2.25
$500,000
$500,000 but under   1.85
$1 million
$1 million or more   up to 0.75/1
12B-1 FEE TO DEALER  0.25/1        0.35/2

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.


         Please keep this supplement for future reference.






FIST2 SA-1

                        SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
        (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND AND FRANKLIN
                               TOTAL RETURN FUND)
                               DATED MARCH 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Franklin Total Return Fund offers three classes of shares: Class A, Class R and Advisor Class.

II. The following is added at the end of the second paragraph on page 1:

The unaudited financial statements in the Funds' Semiannual Report to Shareholders for the six month period ended April 30, 2001, are also incorporated by reference.

III. The fourth paragraph under the section "Organization, Voting Rights and Principal Holders" on page 27 is replaced with the following:

The Total Return Fund currently offers three classes of shares, Class A, Class R and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

o     Franklin Total Return Fund -  Class A
o     Franklin Total Return Fund -  Class R
o     Franklin Total Return Fund -  Advisor Class

IV.  The following is added to the section "Organization, Voting
Rights and Principal Holders" on page 27:

As of December 3, 2001, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS                    SHARE CLASS    PERCENTAGE  (%)
----------------------------------------------------------------
ADJUSTABLE U.S. GOVERNMENT
SECURITIES FUND
First Place Bank
Attn: Chris Chasko
Accounting Department
185 E Market St
Warren, OH 44481-1102                 Class A         5.37

TOTAL RETURN FUND
Franklin Templeton Fund
Allocator Conservative Target Fund
One Franklin Parkway
San Mateo, CA 94403-1906              Advisor         23.61

Franklin Templeton Fund
Allocator Moderate Target Fund
One Franklin Parkway
San Mateo, CA 94403-1906              Advisor         45.90

Franklin Templeton Fund
Allocator Growth Target Fund
One Franklin Parkway
San Mateo, CA 94403-1906              Advisor         18.45

Franklin Advisers, Inc.
Attn: Michael Corcoran
One Franklin Parkway                  Advisor
San Mateo, CA 94403-1906                              10.62

FTB&T Ttee for Defined
Contribution Services
Central Parking Systems PSP
Attn: Securities Settlement
P.O. Box 2438                         Class A         9.22
Rancho Cordova, CA 95741-2438

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holder of the Total Return Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Franklin Resources, Inc., they may be able to control voting of Advisers shares of the Total Return Fund.

As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 3.9% of the outstanding shares of the Total Return Fund Advisor Class and less than 1% of the other classes. The board members may own shares in other funds in Franklin Templeton Investments.

V. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 28 is replaced with the following:

The maximum initial sales charge is 4.25% for Total Return Fund - Class A and 2.25% for Adjustable U.S. Government Fund. There is no initial sales charge for Class R.

VI. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" on page 31 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VII.  The second paragraph under the section "Buying and Selling
Shares - Dealer compensation" on page 31 is replaced with the following:

Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VIII.  The third paragraph under the section "Buying and Selling
Shares - Dealer compensation" on page 31 is deleted.

IX.  The fourth paragraph under the section "Buying and Selling
Shares - Dealer compensation" on page 31 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

X. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 32 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

XI.  The following is added under the section "Buying and Selling
Shares - CDSC waivers" on page 32:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XII. The following is added under the section "Buying and Selling Shares," beginning on page 28:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XIII.  The following is added under the section "The Underwriter
- Distribution and service (12b-1) fees" on page 35:

THE CLASS R PLAN. For Class R shares, the Total Return Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class R plan also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class R shares.

The Class R plan is a compensation plan. It allows the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan.

XIV. The first paragraph under "Performance" on page 36 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective January 1, 2002, the Total Return Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

XV. The following information is added to the applicable section
"Performance," which begins on page 36:

AVERAGE ANNUAL TOTAL RETURN The average annual total returns for the indicated periods ended April 30, 2001, were:


                   1 YEAR (%)   5 YEARS (%)  10 YEARS (%)

--------------------------------------------------------
Adjustable U.S.      5.03        5.37         4.58
  Government Fund

                                              SINCE INCEPTION
                              1 YEAR (%)        (8/3/98) (%)
------------------------------------------------------------
Total Return Fund                7.29              4.24

CUMULATIVE TOTAL RETURN The cumulative total returns for the indicated periods ended April 30, 2001, were:


                   1 YEAR    5 YEARS (%)   10 YEARS
                      (%)                     (%)
------------------------------------------------------
Adjustable U.S.      5.03       29.88        56.44
  Government Fund

                                             SINCE
                                           INCEPTION
                              1 YEAR (%)   (8/3/98)
                                              (%)
------------------------------------------------------
Total Return Fund                7.29        12.09

CURRENT YIELD The yields for the 30-day period ended April 30, 2001, were:

   Adjustable U.S. Government Fund   6.15%
   Total Return Fund                 6.87%


CURRENT DISTRIBUTION RATE The current distribution rates for the 30-day period ended April 30, 2001, were:

   Adjustable U.S. Government Fund        5.93%
   Total Return Fund                      7.26%


         Please keep this supplement for future reference.





                FRANKLIN INVESTORS SECURITIES TRUST
                       FILE NOS. 33-11444 &
                             811-4986

                             FORM N-1A

                              PART C
                         OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)  Agreement and Declaration of Trust

           (i)   Agreement and Declaration of Trust dated December
                 16, 1986
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (ii)  Certificate of Amendment of Agreement and
                 Declaration of Trust dated March 21, 1995
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (iii) Certificate of Amendment of Agreement and
                 Declaration of Trust dated March 13, 1990
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (iv)  Certificate of Amendment of Agreement and
                 Declaration of Trust dated March 21, 1989
                 Filing: Post-Effective Amendment No. 22 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 26, 1998

      (b)  By-Laws

           (i)   By-Laws
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (ii)  Amendment to By-Laws dated January 18, 1994
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i)   Management Agreement between Registrant and
                 Franklin Advisers, Inc. dated April 15, 1987
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (ii) Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (iii) Franklin Global Government Income Fund
                 Subadvisory Agreement between Franklin Advisers,
                 Inc. and Templeton Investment Counsel, LLC dated
                 January 1, 2001
                 Filing: Post-Effective Amendment No. 28 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 15, 2001

           (iv)  Amendment dated August 1, 1995 to the
                 Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                 Filing: Post-Effective Amendment No. 17 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: December 29, 1995

           (v) Investment Advisory Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Advisers, Inc. dated July 16, 1998
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: December 29, 1998

           (vi) Franklin Total Return Fund Subadvisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC dated January 1, 2001
                 Filing: Post-Effective Amendment No. 28 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 15, 2001

          (vii) Investment Advisory Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access
                 Fund and Franklin Advisors Inc. dated April 17,
                 2001

       (e) Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post-Effective Amendment No. 28 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 15, 2001

           (ii)  Forms of Dealer Agreements between
                 Franklin/Templeton Distributors, Inc. and
                 Securities Dealers dated March 1, 1998
                 Filing: Post-Effective Amendment No. 28 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 15, 2001

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Global Custody Agreement between The Chase Manhattan Bank, N.A. and Franklin
                Investors Securities Trust, on behalf of Franklin Global Government Income Fund, dated July 28, 1995
                Filing: Post-Effective Amendment No. 17 to
                Registration Statement on Form N-1A
                File No. 33-11444
                Filing Date: December 29, 1995

          (ii)  Master Custodian Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 11 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: March 8, 1996

          (iii) Amendment dated May 7, 1997 to Master Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: December 29, 1998

         (iv)   Amendment dated February 27, 1998 to
                Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: February 27, 2001

          (v) Amendment dated March 28, 2001, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

          (vi) Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

         (vii)  Amended and Restated Foreign Custody Manager
                Agreement between Registrant and Bank of New York as of May 16, 2001

         (viii) Terminal Link Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 11 to
                Registration Statement on Form N-1A
                File No. 33-31326
                Filing Date: March 8, 1996

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc.
                and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 28 to
                Registration Statement on Form N-1A
                File No. 33-11444
                Filing Date: February 15, 2001

           (ii) Fund Administration Agreement between Registrant,
                on behalf of Franklin Total Return Fund, and
                Franklin Templeton Services, LLC dated January 1,
                2001
                Filing: Post-Effective Amendment No. 28 to
                Registration Statement on Form N-1A
                File No. 33-11444
                Filing Date: February 15, 2001

          (iii) Fund Administration Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access
                Fund, and Franklin Templeton Services, LLC dated
                April 17, 2001

      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated December 14,
                1998
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 33-11444
                Filing Date: December 29, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i)   Letter of Understanding relating to Franklin
                 Global Government Income Fund - Class C and
                 Franklin Equity Income Fund - Class C dated April
                 12, 1995
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (ii)  Letter of Understanding relating to Franklin
                 Total Return Fund dated July 24, 1998
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: December 29, 1998

           (iii) Letter of Understanding relating to Franklin Floating Rate Daily Access Fund dated April 30, 2001

      (m)  Rule 12b-1 Plan

           (i) Distribution Plan between Registrant, on behalf of Franklin Global Government Income Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (ii) Distribution Plan between Registrant, on behalf of Franklin Short-Intermediate U.S. Government
                 Securities Fund, and Franklin/Templeton
                 Distributors, Inc. dated May 1, 1994
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (iii) Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (iv)  Amended and Restated Distribution Plan between
                 Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and
                 Franklin/Templeton Distributors, Inc. dated July
                 1, 1993
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (v) Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and
                 Franklin/Templeton Distributors, Inc. dated May
                 1, 1994
                 Filing: Post-Effective Amendment No. 15 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: April 24, 1995

           (vi) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Global Government Income Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post-Effective Amendment No. 28 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 15, 2001

           (vii) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin
                 Convertible Securities Fund and Franklin Equity
                 Income Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                 Filing: Post-Effective Amendment No. 28 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 15, 2001

           (viii)Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Equity
                 Income Fund, and Franklin/Templeton Distributors, Inc., dated October 16, 1998
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 28, 2000

           (ix) Distribution Plan between Registrant, on behalf of Franklin Total Return Fund, and
                 Franklin/Templeton Distributors, Inc., dated July
                 16, 1998
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 28, 2000

           (x) Class A Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access
                 Fund, and Franklin/Templeton Distributors, Inc.
                 dated April 17, 2001

           (xi) Class B Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access
                 Fund, and Franklin/Templeton Distributors, Inc.
                 dated April 17, 2001

           (xii) Class C Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access
                 Fund, and Franklin/Templeton Distributors, Inc.
                 dated April 17, 2001

          (xiii) Class R Distribution Plan Pursuant to Rule 12b-1 between Franklin
                 Investors Securities Trust on behalf of Franklin
                 Total Return Fund and Franklin/Templeton
                 Distributors, Inc. dated January 1, 2002

      (n)  Rule 18f-3 Plan

           (i)   Multiple Class Plan for Franklin Global
                 Government Income Fund dated June 18, 1996
                 Filing: Post-Effective Amendment No. 20 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: December 31, 1996

           (ii)  Multiple Class Plan for Franklin
                 Short-Intermediate U.S. Government Securities
                 Fund dated June 18, 1996
                 Filing: Post-Effective Amendment No. 20 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: December 31, 1996

           (iii) Multiple Class Plan for Franklin Convertible
                 Securities Fund dated August 15, 1995
                 Filing: Post-Effective Amendment No. 21 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 28, 1997

           (iv)  Multiple Class Plan for Franklin Equity Income
                 Fund dated March 19, 1998
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: December 29, 1998

           (v)   Multiple Class Plan for Franklin Total Return
                 Fund dated July 16, 1998
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: December 29, 1998

           (vi)  Multiple Class Plan For Franklin Floating Rate
                 Daily Access Fund dated April 17, 2001

           (iv)  Multiple Class Plan for Franklin Total Return
                 Fund dated October 9, 2001

      (p)  Code of Ethics

           (i)   Code of Ethics

      (q)  Power of Attorney

           (i)   Power of Attorney for Franklin Investors
                 Securities Trust dated February 15, 2000
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 28, 2000

           (ii)  Power of Attorney for Adjustable Rate Securities
                 Portfolios dated February 15, 2000
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 33-11444
                 Filing Date: February 28, 2000

ITEM 24    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           THE FUND

           None

ITEM 25    INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a) The officers and directors of the Registrant's manager, Administrator, and the Master Fund's investment adviser, Franklin Advisers, Inc. (Advisers) also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)    Templeton Investment Counsel, LLC

Templeton Investment Counsel, LLC, an indirect wholly owned subsidiary of Franklin Resources, Inc., serves as the Franklin Total Return Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that capacity, portfolio management services and investment research. For additional information please see part B and Schedules A and D of Form ADV of Templeton Investment Counsel, LLC (SEC File 801-15125), incorporated herein by reference, which sets forth the officers of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

ITEM 27    PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403.

ITEM 29    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30    UNDERTAKINGS

Not Applicable


                            SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of December, 2001.

                               FRANKLIN INVESTORS SECURITIES TRUST
                               (Registrant)

                               By:  /s/ David P. Goss
                                    -----------------
                                    David P. Goss
                                    Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

EDWARD B. JAMIESON*               Trustee and Principal
-------------------
Edward B. Jamieson                Executive Officer
                                  Dated: December 17, 2001

MARTIN L. FLANAGAN*               Principal Financial Officer
-------------------
Martin L. Flanagan                Dated: December 17, 2001

KIMBERLEY H. MONASTERIO*          Principal Accounting Officer
------------------------
Kimberley H. Monasterio           Dated: December 17, 2001

FRANK H. ABBOTT, III*             Trustee
---------------------
Frank H. Abbott, III              Dated: December 17, 2001

HARRIS J. ASHTON*                 Trustee
-----------------
Harris J. Ashton                  Dated: December 17, 2001

S. JOSEPH FORTUNATO*              Trustee
--------------------
S. Joseph Fortunato               Dated: December 17, 2001

EDITH E. HOLIDAY*                 Trustee
-----------------
Edith E. Holiday                  Dated: December 17, 2001

CHARLES B. JOHNSON*               Trustee
-------------------
Charles B. Johnson                Dated: December 17, 2001

RUPERT H. JOHNSON, JR.*           Trustee
-----------------------
Rupert H. Johnson, Jr.            Dated: December 17, 2001

FRANK W.T. LAHAYE*                Trustee
------------------
Frank W.T. LaHaye                 Dated: December 17, 2001

GORDON S. MACKLIN*                Trustee
------------------
Gordon S. Macklin                 Dated: December 17, 2001

*By   /s/ David P. Goss
      ------------------
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)




                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Investors Securities Trust and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of December, 2001.

                          ADJUSTABLE RATE SECURITIES PORTFOLIOS
                                  (Registrant)

                          By:  /s/ David P. Goss
                               ------------------
                               David P. Goss
                               Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of Adjustable Rate Securities Portolios in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                 Trustee and Principal
-------------------
Charles E. Johnson                  Executive Officer
                                    Dated: December 17, 2001

MARTIN L. FLANAGAN*                 Principal Financial Officer
-------------------
Martin L. Flanagan                  Dated: December 17, 2001

KIMBERLEY H. MONASTERIO*            Principal Accounting Officer
------------------------
Kimberley H. Monasterio             Dated: December 17, 2001

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: December 17, 2001

FRANK H. ABBOTT III*                Trustee
--------------------
Frank H. Abbott III                 Dated: December 17, 2001

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: December 17, 2001

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                 Dated: December 17, 2001

RUPERT H. JOHNSON, JR.*             Trustee
-----------------------
Rupert H. Johnson, Jr.              Dated: December 17, 2001

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                   Dated: December 17, 2001

WILLIAM J. LIPPMAN*                 Trustee
-------------------
William J. Lippman                  Dated: December 17, 2001

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: December 17, 2001

*By  /s/ David P. Goss
      ----------------
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)



                FRANKLIN INVESTORS SECURITIES TRUST
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

    EXHIBIT NO.                   DESCRIPTION                  LOCATION

EX-99.(a)(i)        Agreement and Declaration of Trust            *
                    dated December 16, 1986

EX-99.(a)(ii)       Certificate of Amendment of Agreement         *
                    and Declaration of Trust dated March
                    21, 1995

EX-99.(a)(iii)      Certificate of Amendment of Agreement         *
                    and Declaration of Trust dated March
                    13, 1990

EX-99.(a)(iv)       Certificate of Amendment of Agreement         *
                    and Declaration of Trust dated March
                    21, 1989

EX-99.(b)(i)        By-Laws                                       *

EX-99.(b)(ii)       Amendment to By-Laws dated January 18,        *
                    1994

EX-99.(d)(i)        Management Agreement between Registrant       *
                    and Franklin Advisers, Inc. dated April
                    15, 1987

EX-99.(d)(ii)       Administration Agreement between              *
                    Registrant, on behalf of Franklin
                    Adjustable U.S. Government Securities
                    Fund, and Franklin Advisers, Inc. dated
                    June 3, 1991

EX-99.(d)(iii)      Franklin Global Government Income Fund        *
                    Subadvisory Agreement between Franklin
                    Advisers, Inc. and Templeton Investment
                    Counsel, LLC dated January 1, 2001

EX-99.(d)(iv)       Amendment dated August 1, 1995 to the         *
                    Administration Agreement between
                    Registrant, on behalf of Franklin
                    Adjustable U.S. Government Securities
                    Fund, and Franklin Advisers, Inc. dated
                    June 3, 1991

EX-99.(d)(v)        Investment Advisory Agreement between         *
                    Registrant, on behalf of Franklin Total
                    Return Fund, and Franklin Advisers,
                    Inc. dated July 16, 1998

EX-99.(d)(vi)       Franklin Total Return Fund Subadvisory        *
                    Agreement between Franklin Advisers,
                    Inc. and Templeton Investment Counsel,
                    LLC dated January 1, 2001

EX-99.(d)(vii)      Investment Advisory Agreement between      Attached
                    Registrant, on behalf of Franklin
                    Floating Rate Daily Access Fund and
                    Franklin Advisors Inc. dated April 17,
                    2001

EX-99.(e)(i)        Amended and Restated Distribution             *
                    Agreement between Registrant and
                    Franklin/Templeton Distributors, Inc.
                    dated October 31, 2000

EX-99.(e)(ii)       Forms of Dealer Agreements between            *
                    Franklin/Templeton Distributors, Inc.
                    and Securities Dealers dated March 1,
                    1998

EX-99.(g)(i)        Global Custody Agreement between The          *
                    Chase Manhattan Bank, N.A. and Franklin
                    Investors Securities Trust, on behalf
                    of Franklin Global Government Income
                    Fund, dated July 28, 1995

EX-99.(g)(ii)       Master Custody Agreement between              *
                    Registrant and Bank of New York dated
                    February 16, 1996

EX-99.(g)(iii)      Amendment dated May 7, 1997 to Master         *
                    Custody Agreement between Registrant and
                    Bank of New York dated February 16, 1996

EX-99.(g)(iv)       Amendment dated February 27, 1998 to          *
                    Master Custody Agreement between
                    Registrant and Bank of New York dated
                    February 16, 1996

EX-99.(g)(v)        Amendment dated March 28, 2001 to            Attached
                    Exhibit A of Master Custody Agreement
                    between the Registrant and Bank of
                    New York dated February 16, 1996

EX-99. (g)(vi)      Amendment dated May 16, 2001, to the         Attached
                    Master Custody Agreement between
                    Registrant and Bank of New York dated
                    February 16, 1996


EX-99.(g)(vii)      Amended and Restated Foreign Custody         Attached
                    Manager Agreement between Registrant
                    and Bank of New York made as of May 16,
                    2001

EX-99.(g)(viii)     Terminal Link Agreement between               *
                    Registrant and Bank of New York dated
                    February 16, 1996

EX-99.(h)(i)        Subcontract for Fund Administrative           *
                    Services dated January 1, 2001 between
                    Franklin Advisers, Inc. and Franklin
                    Templeton Services, LLC

EX-99.(h)(ii)       Fund Administration Agreement between         *
                    Registrant, on behalf of Franklin Total
                    Return Fund, and Franklin Templeton
                    Services, LLC dated January 1, 2001

EX-99.(h)(iii)      Fund Administration Agreement between      Attached
                    Registrant, on behalf of Franklin
                    Floating Rate Daily Access Fund, and
                    Franklin Templeton Services, LLC dated
                    April 17, 2001

EX-99.(i)(i)        Opinion and Consent of Counsel dated          *
                    December 14, 1998

EX-99.(j)(i)        Consent of Independent Auditors            Attached

EX-99.(l)(i)        Letter of Understanding relating to           *
                    Franklin Global Government Income Fund
                    - Class C and Franklin Equity Income
                    Fund - Class C dated April 12, 1995

EX-99.(l)(ii)       Letter of Understanding relating to           *
                    Franklin Total Return Fund dated July
                    24, 1998

EX-99.(l)(iii)      Letter of Understanding relating to        Attached
                    Franklin Floating Rate Daily Access
                    Fund dated April 30, 2001

EX-99.(m)(i)        Distribution Plan between Registrant,         *
                    on behalf of Franklin Global Government
                    Income Fund, and Franklin/Templeton
                    Distributors, Inc. dated May 1, 1994

EX-99.(m)(ii)       Distribution Plan between Registrant,         *
                    on behalf of Franklin
                    Short-Intermediate U.S. Government
                    Securities Fund, and Franklin/Templeton
                    Distributors, Inc. dated May 1, 1994

EX-99.(m)(iii)      Distribution Plan between Registrant,         *
                    on behalf of Franklin Convertible
                    Securities Fund, and Franklin/Templeton
                    Distributors, Inc. dated May 1, 1994

EX-99.(m)(iv)       Amended and Restated Distribution Plan        *
                    between Registrant, on behalf of
                    Franklin Adjustable U.S. Government
                    Securities Fund, and Franklin/Templeton
                    Distributors, Inc. dated July
                    1, 1993

EX-99.(m)(v)        Distribution Plan between Registrant,         *
                    on behalf of Franklin Equity Income
                    Fund, and Franklin/Templeton
                    Distributors, Inc. dated May
                    1, 1994

EX-99.(m)(vi)       Class C Distribution Plan pursuant to         *
                    Rule 12b-1 between Registrant, on behalf of Franklin Global Government Income
                    Fund, and Franklin/Templeton Distributors,
                    Inc. dated October 31, 2000

EX-99.(m)(vii)      Class C Distribution Plan pursuant to         *
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Convertible
                    Securities Fund and Franklin Equity
                    Income Fund, and Franklin/Templeton
                    Distributors, Inc. dated October 31,
                    2000

EX-99.(m)(viii)     Class B Distribution Plan pursuant to         *
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Equity Income Fund,
                    and Franklin/Templeton Distributors,
                    Inc., dated October 16, 1998

EX-99.(m)(ix)       Distribution Plan between Registrant,         *
                    on behalf of Franklin Total Return
                    Fund, and Franklin/Templeton
                    Distributors, Inc., dated July 16, 1998

EX-99.(m)(x)        Class A Distribution Plan between           Attached
                    Registrant, on behalf of Franklin
                    Floating Rate Daily Access Fund, and
                    Franklin/Templeton Distributors, Inc.
                    dated April 17, 2001

EX-99.(m)(xi)       Class B Distribution Plan between           Attached
                    Registrant, on behalf of Franklin
                    Floating Rate Daily Access Fund, and
                    Franklin/Templeton Distributors, Inc.
                    dated April 17, 2001

EX-99.(m)(xii)      Class C Distribution Plan between           Attached
                    Registrant, on behalf of Franklin
                    Floating Rate Daily Access Fund, and
                    Franklin/Templeton Distributors, Inc.
                    dated April 17, 2001

EX-99.(m)(xiii)     Class R Distribution Plan Pursuant to       Attached
                    Rule 12b-1 between Franklin Investors
                    Securities Trust on behalf of Franklin
                    Total Return Fund and Franklin/Templeton
                    Distributors, Inc. dated January 1, 2002

EX-99.(n)(i)        Multiple Class Plan for Franklin Global       *
                    Government Income Fund dated June 18,
                    1996

EX-99.(n)(ii)       Multiple Class Plan for Franklin              *
                    Short-Intermediate U.S. Government
                    Securities Fund dated June 18, 1996

EX-99.(n)(iii)      Multiple Class Plan for Franklin              *
                    Convertible Securities Fund dated
                    August 15, 1995

EX-99.(n)(iv)       Multiple Class Plan for Franklin Equity       *
                    Income Fund dated March 19, 1998

EX-99.(n)(v)        Multiple Class Plan for Franklin Total        *
                    Return Fund dated July 16, 1998

EX-99.(n)(vi)       Multiple Class Plan For Franklin           Attached
                    Floating Rate Daily Access Fund dated
                    April 17, 2001

EX-99.(n)(vii)      Multiple Class Plan For Franklin Total     Attached
                    Return Fund dated October 9, 2001

EX-99.(p)(i)        Code of Ethics                             Attached

EX-99.(q)(i)        Power of Attorney for Franklin                *
                    Investors Securities Trust dated
                    February 15, 2000

EX-99.(q)(ii)       Power of Attorney for Adjustable Rate         *
                    Securities Portfolios dated February
                    15, 2000

*Incorporated by Reference